Biological assets - Changes in bological assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in biological assets [abstract]
Biological assets	$ 145,404	$ 111,818
Increase due to purchases	1,694	1,713
Initial recognition and changes in fair value of biological assets	63,220	125,456
Decrease due to harvest / disposals	(294,945)	(318,351)
Costs incurred during the year	260,338	218,124
Exchange differences	(7,717)	6,644
Biological assets	167,994	145,404
Initial recognition and changes in fair value of biological assets, price changes	2,830	1,019
Initial recognition and changes in fair value of biological assets, physical changes	9,206	4,444
Dairy and cattle
Changes in biological assets [abstract]
Initial recognition and changes in fair value of biological assets	12,036	5,463
Sugar, Ethanol and Energy
Changes in biological assets [abstract]
Biological assets	82,380	59,077
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	23,790	60,705
Decrease due to harvest / disposals	(113,184)	(141,645)
Costs incurred during the year	101,277	91,235
Exchange differences	(1,085)	13,008
Biological assets	93,178	82,380
Crops | Farming
Changes in biological assets [abstract]
Biological assets	28,189	22,536
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	17,158	48,790
Decrease due to harvest / disposals	(102,734)	(110,252)
Costs incurred during the year	92,034	68,607
Exchange differences	(2,902)	(1,492)
Biological assets	31,745	28,189
Rice | Farming
Changes in biological assets [abstract]
Biological assets	25,575	23,131
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	10,236	10,498
Decrease due to harvest / disposals	(43,842)	(38,508)
Costs incurred during the year	39,547	33,839
Exchange differences	(1,799)	(3,385)
Biological assets	29,717	25,575
Dairy | Farming
Changes in biological assets [abstract]
Biological assets	6,827	6,786
Increase due to purchases	610	0
Initial recognition and changes in fair value of biological assets	11,769	5,476
Decrease due to harvest / disposals	(34,569)	(27,946)
Costs incurred during the year	26,002	23,885
Exchange differences	(1,301)	(1,374)
Biological assets	9,338	6,827
All other segments | Farming
Changes in biological assets [abstract]
Biological assets	2,433	288
Increase due to purchases	1,084	1,713
Initial recognition and changes in fair value of biological assets	267	(13)
Decrease due to harvest / disposals	(616)	0
Costs incurred during the year	1,478	558
Exchange differences	(630)	(113)
Biological assets	$ 4,016	$ 2,433